Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets and lease liabilities [text block]
	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2023	$2,096	$2,222
Additions	—	—
Depreciation	(203)	—
Interest Expense	—	161
Payments	—	(331)
Translation	(150)	(118)
At December 31, 2024	$1,743	$1,934
	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2022	$2,224	$2,255
Additions	—	45
Depreciation	(216)	—
Interest Expense	—	172
Payments	—	(326)
Translation	88	76
At December 31, 2023	$2,096	$2,222